Cover - shares	12 Months Ended
	Dec. 31, 2022	Mar. 23, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-500934
Entity Registrant Name	STRATA POWER CORPORATION
Entity Central Index Key	0001227282
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	500 – 4th Avenue SW
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 2V6
Title of 12(g) Security	Common Stock
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		20,085,119
Auditor Firm ID	5525
Auditor Name	Fruci & Associates II, PLLC
Auditor Location	Spokane, Washington
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	500 – 4th Avenue SW
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 2V6
City Area Code	877
Local Phone Number	237-5443
Contact Personnel Name	Strata Chief Executive Officer